Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current income taxes	$ 235	$ 203	$ 353
Deferred income taxes	(285)	(474)	64
Total income tax provision (benefit)	$ (50)	$ (271)	$ 417